UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169

13F File Number: 028-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin McLaughlin
Title:    Chief Financial Officer
Phone:    (212) 499-2550

Signature, Place and Date of Signing:


/s/ Kevin McLaughlin                New York, N.Y.          November 14, 2006
--------------------          ------------------------      -----------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total:  $132,598
                                         (thousands)

List of Other Included Managers:

NONE

                                                  FORM 13F INFORMATION TABLE
                               TITLE OF                    MARKET   SHRS OR SH/ PUT/   INVESTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       VALUE    PRN AMT PRN CALL   DISCRETN   MNGRS   SOLE    SHARED NONE
--------------                 -----           -----       -----    ------- --- ----   --------   -----   ----    ------ ----
AGERE SYS INC                  COM             00845V308    5,226   350,000 SH         SOLE       NONE    350,000
ALERIS INTL INC                COM             014477103    2,527    50,000 SH         SOLE       NONE     50,000
AMERICAN EXPRESS CO            COM             025816109    2,804    50,000 SH         SOLE       NONE     50,000
ARAMARK CORP                   CL B            038521100    6,572   200,000 SH         SOLE       NONE    200,000
AUTONATION INC                 COM             05329W102    1,045    50,000     PUT    SOLE       NONE     50,000
BEA SYS INC                    COM             073325102    3,040   200,000     CALL   SOLE       NONE    200,000
BELLSOUTH CORP                 COM             079860102    8,550   200,000 SH         SOLE       NONE    200,000
BROCADE COMMUNICATIONS SYS I   COM             111621108      706   100,000     CALL   SOLE       NONE    100,000
DYNEGY INC NEW                 CL A            26816Q101      554   100,000     CALL   SOLE       NONE    100,000
FEDERATED DEPT STORES INC DE   COM             31410H101    2,161    50,000 SH         SOLE       NONE     50,000
FORD MTR CO DEL                COM PAR $0.01   345370860      809   100,000 SH         SOLE       NONE    100,000
FORD MTR CO DEL                COM PAR $0.01   345370860      809   100,000     CALL   SOLE       NONE    100,000
FREESCALE SEMICONDUCTOR INC    CL B            35687M206    9,503   250,000 SH         SOLE       NONE    250,000
FREESCALE SEMICONDUCTOR INC    CL B            35687M206    5,708   150,000     PUT    SOLE       NONE    150,000
HCA INC                        COM             404119109    4,241    85,000 SH         SOLE       NONE     85,000
HEWLETT PACKARD CO             COM             428236103    6,054   165,000 SH         SOLE       NONE    165,000
KINDER MORGAN INC KANS         COM             49455P101    6,291    60,000 SH         SOLE       NONE     60,000
LENNAR CORP                    CL B            526057302    1,471    35,000 SH         SOLE       NONE     35,000
MOODYS CORP                    COM             615369105    6,538   100,000     PUT    SOLE       NONE    100,000
NASDAQ 100 TR                  UNIT SER I      631100104   16,260   400,000     PUT    SOLE       NONE    400,000
NETSCOUT SYS INC               COM             64115T104      507    78,155 SH         SOLE       NONE     78,155
STARBUCKS CORP                 COM             855244109    3,405   100,000     PUT    SOLE       NONE    100,000
DISNEY WALT CO                 COM DISNEY      254687106    4,637   150,000 SH         SOLE       NONE    150,000
DISNEY WALT CO                 COM DISNEY      254687106   15,455   500,000     CALL   SOLE       NONE    500,000
TIME WARNER INC                COM             887317105    1,732    95,000 SH         SOLE       NONE     95,000
UNIVISION COMMUNICATIONS INC   CL A            914906102    2,404    70,000 SH         SOLE       NONE     70,000
VALERO ENERGY CORP NEW         COM             91913Y100    1,802    35,000     CALL   SOLE       NONE     35,000
WHIRLPOOL CORP                 COM             963320106    7,570    90,000 SH         SOLE       NONE     90,000
WILLBROS GROUP INC             COM             969199108    4,217   270,000 SH         SOLE       NONE    270,000

SK 03164 0001 717249